Convergence Long/Short Equity ETF
Schedule of Investments
as of February 29, 2024 (Unaudited)

COMMON STOCKS - 112.1%	Shares	Value
Administrative and Support Services - 2.0%
Alarm.com Holdings, Inc.(a)(b)	2,946	$222,983
Coinbase Global, Inc. - Class A(a)(b)	3,128	636,737
Duolingo, Inc.(a)(b)	1,040	248,560
		1,108,280

Ambulatory Health Care Services - 1.0%
DaVita, Inc.(a)	740	93,958
Molina Healthcare, Inc.(a)	1,144	450,633
		544,591

Apparel Manufacturing - 0.2%
Deckers Outdoor Corp.(a)(b)	164	146,876

Beverage and Tobacco Product Manufacturing - 1.4%
Coca-Cola Consolidated, Inc.(b)	420	353,136
Molson Coors Beverage Co. - Class B(b)	4,535	283,075
National Beverage Corp.(a)(b)	2,589	136,285
		772,496

Broadcasting (except Internet) - 1.8%
Spotify Technology SA(a)(b)	4,158	1,066,154

Building Material and Garden Equipment and Supplies Dealers - 1.2%
Home Depot, Inc.(b)	1,586	603,647
Masterbrand, Inc.(a)	3,806	65,882
		669,529

Chemical Manufacturing - 8.5%
AbbVie, Inc.(b)	3,052	537,304
Alkermes PLC(a)(b)	8,580	254,740
Amgen, Inc.(b)	1,561	427,449
elf Beauty, Inc.(a)(b)	2	417
Eli Lilly & Co.(b)	989	745,389
Gilead Sciences, Inc.(b)	3,625	261,363
Ironwood Pharmaceuticals, Inc.(a)(b)	17,307	163,205
Jazz Pharmaceuticals PLC(a)(b)	2,918	346,951
Merck & Co., Inc.(b)	5,732	728,823
NewMarket Corp.(b)	186	119,351
Procter & Gamble Co.(b)	2,366	376,052
Vertex Pharmaceuticals, Inc.(a)(b)	587	246,974
Viatris, Inc.(b)	36,296	448,981
		4,656,999

Clothing, Clothing Accessories, Shoe and Jewelry Retailers - 1.2%
Abercrombie & Fitch Co. - Class A(a)(b)	1,430	182,697
American Eagle Outfitters, Inc.(b)	18,255	433,556
Gap, Inc.(b)	3,730	70,646
		686,899

Computer and Electronic Product Manufacturing - 19.6%
Apple, Inc.	3,993	721,735
Arista Networks, Inc.(a)(b)	3,331	924,486
Broadcom, Inc.(b)	894	1,162,638
IDEXX Laboratories, Inc.(a)(b)	292	167,967
International Business Machines Corp.(b)	4,498	832,265
Itron, Inc.(a)(b)	821	76,090
Micron Technology, Inc.(b)	14,425	1,307,049
NetApp, Inc.(b)	6,657	593,272
NVIDIA Corp.(b)	2,427	1,920,049
Pure Storage, Inc. - Class A(a)(b)	18,355	966,391
QUALCOMM, Inc.(b)	7,248	1,143,662
Super Micro Computer, Inc.(a)(b)	506	438,257
Vertiv Holdings Co. - Class A(b)	4,101	277,310
Xerox Holdings Corp.(b)	26,189	488,425
		11,019,596

Construction of Buildings - 0.3%
Toll Brothers, Inc.	1,240	142,154

Couriers and Messengers - 0.2%
FedEx Corp.(b)	514	127,971

Credit Intermediation and Related Activities - 4.9%
Bank of America Corp.(b)	8,390	289,623
Bank OZK(b)	6,406	280,583
JPMorgan Chase & Co.(b)	3,946	734,192
PNC Financial Services Group, Inc.	1,831	269,523
Regions Financial Corp.(b)	102	1,900
Synchrony Financial(b)	13,133	542,393
Truist Financial Corp.(b)	8,049	281,554
Wells Fargo & Co.(b)	5,702	316,974
		2,716,742

Data Processing, Hosting & Related Services - 1.7%
Pagseguro Digital Ltd. - Class A(a)(b)	31,355	436,462
Pegasystems, Inc.(b)	3,887	252,810
Verisk Analytics, Inc.(b)	938	226,902
		916,174

Electrical Equipment, Appliance, and Component Manufacturing - 1.5%
Lennox International, Inc.(b)	576	271,417
Powell Industries, Inc.	1,519	281,380
Resideo Technologies, Inc.(a)(b)	11,871	265,079
		817,876

Fabricated Metal Product Manufacturing - 1.3%
Griffon Corp.(b)	5,362	382,847
Mueller Industries, Inc.(b)	5,725	294,151
		676,998

Food Manufacturing - 1.3%
BellRing Brands, Inc.(a)(b)	6,170	351,382
Tyson Foods, Inc. - Class A(b)	6,518	353,536
		704,918

Food Services and Drinking Places - 2.1%
Dave & Buster's Entertainment, Inc.(a)(b)	3,846	237,452
Domino's Pizza, Inc.(b)	460	206,241
Manhattan Associates, Inc.(a)(b)	2,853	722,750
		1,166,443

Funds, Trusts, and Other Financial Vehicles - 0.2%
Garmin Ltd.(b)	1,021	140,234

General Merchandise Stores - 1.3%
Costco Wholesale Corp.(b)	226	168,119
Walmart, Inc.(b)	9,654	565,821
		733,940

Health and Personal Care Retailers - 0.2%
Walgreens Boots Alliance, Inc.(b)	6,433	136,766

Heavy and Civil Engineering Construction - 0.6%
Fluor Corp.(a)(b)	26	957
Sterling Infrastructure, Inc.(a)(b)	3,033	323,439
		324,396

Insurance Carriers and Related Activities - 5.0%
Assured Guaranty Ltd.	3,885	355,866
Centene Corp.(a)(b)	5,127	402,111
Cigna Group/The(b)	603	202,692
CNA Financial Corp.(b)	4,906	215,619
Frontdoor, Inc.(a)(b)	9,823	308,049
Hartford Financial Services Group, Inc.(b)	2,502	239,792
MGIC Investment Corp.(b)	22,035	438,276
Oscar Health, Inc. - Class A(a)(b)	9,017	146,616
Progressive Corp.(b)	1,250	236,950
Reinsurance Group of America, Inc.(b)	1,400	247,590
UnitedHealth Group, Inc.(b)	4	1,974
		2,795,535

Machinery Manufacturing - 0.1%
Graco, Inc.(b)	322	29,386

Management of Companies and Enterprises - 1.1%
StoneCo Ltd. - Class A(a)(b)	32,110	552,613

Merchant Wholesalers, Durable Goods - 3.3%
Core & Main, Inc. - Class A(a)(b)	7,256	346,329
Fastenal Co.(b)	3,610	263,566
Gibraltar Industries, Inc.(a)(b)	20	1,549
GMS, Inc.(a)(b)	4,780	426,902
Reliance Steel & Aluminum Co.(b)	544	174,744
TD SYNNEX Corp.(b)	4,659	484,069
WW Grainger, Inc.	143	139,205
		1,836,364

Merchant Wholesalers, Nondurable Goods - 2.9%
Cardinal Health, Inc.(b)	4,963	555,757
Cencora, Inc.(b)	2,747	647,193
McKesson Corp.(b)	809	421,821
		1,624,771

Mining (except Oil and Gas) - 1.1%
Alpha Metallurgical Resources, Inc.(b)	673	253,888
Knife River Corp.(a)(b)	2,952	218,714
Warrior Met Coal, Inc.	2,752	156,781
		629,383

Miscellaneous Manufacturing - 1.4%
Intuitive Surgical, Inc.(a)(b)	272	104,883
Johnson & Johnson(b)	2,928	472,521
MSA Safety, Inc.(b)	1,614	297,218
		874,622

Motor Vehicle and Parts Dealers - 1.2%
Murphy USA, Inc.(b)	1,476	615,507

Nonmetallic Mineral Product Manufacturing - 0.7%
Eagle Materials, Inc.(b)	1,509	382,607

Nonstore Retailers - 3.1%
Amazon.com, Inc.(a)(b)	9,697	1,714,042

Oil and Gas Extraction - 0.6%
Par Pacific Holdings, Inc.(a)(b)	10,604	383,016

Other Information Services - 2.7%
Meta Platforms, Inc. - Class A(b)	3,103	1,520,873

Paper Manufacturing - 0.5%
Boise Cascade Co.(b)	2,221	301,856

Petroleum and Coal Products Manufacturing - 3.1%
CVR Energy, Inc.	5,394	178,973
Marathon Petroleum Corp.(b)	2,237	378,568
PBF Energy, Inc. - Class A	8,481	396,062
Phillips 66(b)	2,415	344,162
Valero Energy Corp.(b)	2,506	354,499
WD-40 Co.	288	77,296
		1,729,560

Pipeline Transportation - 0.6%
Equitrans Midstream Corp.(b)	32,788	350,504

Primary Metal Manufacturing - 0.3%
Steel Dynamics, Inc.(b)	1,536	205,548

Professional, Scientific, and Technical Services - 10.8%
Alphabet, Inc. - Class A(a)(b)	7,796	1,079,434
Alphabet, Inc. - Class C(a)(b)	7,736	1,081,338
AppLovin Corp. - Class A(a)(b)	16,985	1,014,344
Booz Allen Hamilton Holding Corp.(b)	1,228	181,388
H&R Block, Inc.(b)	6,078	297,518
Insight Enterprises, Inc.(a)(b)	943	177,284
Nutanix, Inc. - Class A(a)(b)	19,760	1,248,041
Palantir Technologies, Inc. - Class A(a)(b)	8,712	218,497
Parsons Corp.(a)(b)	2,756	222,161
Science Applications International Corp.(b)	961	134,502
Zscaler, Inc.(a)(b)	1,171	283,347
		5,937,854

Publishing Industries - 6.3%
Adobe, Inc.(a)(b)	1,090	610,705
AvidXchange Holdings, Inc.(a)	4,507	59,898
Crowdstrike Holdings, Inc. - Class A(a)(b)	2,147	695,950
Dropbox, Inc. - Class A(a)(b)	4,926	117,978
Microsoft Corp.	2,707	1,119,723
Salesforce, Inc.(a)(b)	2,247	693,919
Veeva Systems, Inc. - Class A(a)	1,151	259,562
		3,557,735

Rental and Leasing Services - 0.2%
Netflix, Inc.(a)(b)	245	147,715

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.1%
Affiliated Managers Group, Inc.(b)	3,392	530,204
Ameriprise Financial, Inc.(b)	904	368,253
DraftKings, Inc. - Class A(a)(b)	5,438	235,574
PJT Partners, Inc. - Class A(b)	1,963	206,900
SEI Investments Co.(b)	2,567	172,631
T Rowe Price Group, Inc.(b)	1,644	186,347
Tradeweb Markets, Inc. - Class A(b)	4,926	521,269
Victory Capital Holdings, Inc. - Class A	1,350	51,881
		2,273,059

Software - 0.3%
Qualys, Inc.(a)	938	161,205

Specialty Trade Contractors - 2.2%
EMCOR Group, Inc.(b)	1,468	460,247
IES Holdings, Inc.(a)	2,171	238,636
Installed Building Products, Inc.(b)	1,353	323,272
TopBuild Corp.(a)(b)	487	195,959
		1,218,114

Support Activities for Mining - 0.3%
Cleveland-Cliffs, Inc.(a)(b)	9,467	196,914

Support Activities for Transportation - 0.6%
XPO, Inc.(a)(b)	2,451	294,904

Telecommunications - 0.8%
AT&T, Inc.(b)	28,184	477,155

Transit and Ground Passenger Transportation - 0.9%
Uber Technologies, Inc.(a)(b)	6,292	500,214

Transportation Equipment Manufacturing - 2.1%
Ford Motor Co.(b)	11,156	138,781
Modine Manufacturing Co.(a)(b)	5,182	464,877
Oshkosh Corp.(b)	16	1,774
PACCAR, Inc.(b)	2,496	276,781
Thor Industries, Inc.(b)	2,605	333,909
		1,216,122

Utilities - 2.0%
ALLETE, Inc.(b)	4,212	238,568
Exelon Corp.(b)	6,613	237,010
Public Service Enterprise Group, Inc.(b)	3,529	220,210
Vistra Corp.(b)	8,049	438,992
		1,134,780

Warehousing and Storage - 0.4%
Landstar System, Inc.(b)	1,218	231,664

Wood Product Manufacturing - 0.9%
Builders FirstSource, Inc.(a)(b)	1,237	241,438
Owens Corning(b)	1,998	299,260
		540,698
TOTAL COMMON STOCKS (Cost $53,397,974)		62,710,352

REAL ESTATE INVESTMENT TRUSTS - 2.8%	Shares	Value
Real Estate - 2.2%
Digital Realty Trust, Inc.(b)	571	83,828
Gaming and Leisure Properties, Inc.(b)	4,214	191,653
Rithm Capital Corp.(b)	27,189	294,729
Sabra Health Care REIT, Inc.(b)	120	1,666
STAG Industrial, Inc.(b)	5,290	196,471
Tanger Factory Outlet Centers, Inc.(b)	9,317	268,423
Urban Edge Properties	7,243	123,203
Welltower, Inc.(b)	2,022	186,347
		1,346,320

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.6%
Innovative Industrial Properties, Inc.(b)	3,652	357,859
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,542,731)		1,704,179

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%	Shares
First American Government Obligations Fund - Class X, 5.23%(c)	399,378	399,378

TOTAL SHORT-TERM INVESTMENTS (Cost $399,378)		399,378

TOTAL INVESTMENTS - 115.6% (Cost $55,340,083)		$64,813,909
Liabilities in Excess of Other Assets - (15.6)%		(8,696,040)
TOTAL NET ASSETS - 100.0%		$56,117,869

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of February 29, 2024 is $57,888,974.
(c)	The rate shown represents the 7-day effective yield as of February 29, 2024.

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short
as of February 29, 2024 (Unaudited)

COMMON STOCKS - (46.6)%	Shares	Value
Accommodation - (0.6)%
Caesars Entertainment, Inc.	(2,531)	$(110,023)
Hilton Grand Vacations, Inc.	(2,188)	(98,197)
Penn Entertainment, Inc.	(5,611)	(102,681)
		(310,901)

Administrative and Support Services - (2.5)%
ACV Auctions, Inc. - Class A	(3,298)	(58,539)
Cloudflare, Inc. - Class A	(1,340)	(132,044)
Live Nation Entertainment, Inc.	(2,129)	(206,470)
RB Global, Inc.	(727)	(55,187)
Remitly Global, Inc.	(6,196)	(127,761)
SentinelOne, Inc. - Class A	(7,918)	(223,050)
Shift4 Payments, Inc. - Class A	(1,840)	(151,285)
Sprout Social, Inc. - Class A	(3,467)	(214,330)
TripAdvisor, Inc.	(6,674)	(178,997)
WEX, Inc.	(296)	(65,040)
		(1,412,703)

Air Transportation - (0.4)%
Alaska Air Group, Inc.	(2,689)	(100,542)
Southwest Airlines Co.	(2,879)	(98,663)
		(199,205)

Ambulatory Health Care Services - (0.2)%
LifeStance Health Group, Inc.	(12,273)	(102,479)

Animal Production and Aquaculture - (0.5)%
Cal-Maine Foods, Inc.	(4,683)	(269,226)

Apparel Manufacturing - (0.1)%
VF Corp.	(4,872)	(79,608)

Beverage and Tobacco Product Manufacturing - (0.5)%
Brown-Forman Corp. - Class B	(2,344)	(141,179)
Primo Water Corp.	(8,422)	(136,521)
		(277,700)

Broadcasting (except Internet) - (1.4)%
Liberty Broadband Corp. - Class C	(1,906)	(114,703)
Madison Square Garden Sports Corp.	(1,081)	(203,433)
Walt Disney Co.	(932)	(103,993)
Warner Bros Discovery, Inc.	(42,938)	(377,425)
		(799,554)

Chemical Manufacturing - (3.4)%
10X Genomics, Inc. - Class A	(2,046)	(95,425)
Air Products and Chemicals, Inc.	(261)	(61,084)
Albemarle Corp.	(1,076)	(148,327)
Bio-Techne Corp.	(2,543)	(187,089)
Denali Therapeutics, Inc.	(5,816)	(115,040)
Estee Lauder Cos., Inc. - Class A	(946)	(140,557)
FMC Corp.	(1,276)	(71,954)
Huntsman Corp.	(1,499)	(38,374)
Intellia Therapeutics, Inc.	(3,614)	(116,082)
Kenvue, Inc.	(7,444)	(141,436)
Moderna, Inc.	(2,538)	(234,105)
Pfizer, Inc.	(10,303)	(273,648)
PTC Therapeutics, Inc.	(1,776)	(50,065)
QuidelOrtho Corp.	(2,122)	(96,763)
Tronox Holdings PLC	(4,123)	(60,608)
		(1,830,557)

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - (0.4)%
Foot Locker, Inc.	(5,885)	(202,621)

Computer and Electronic Product Manufacturing - (6.6)%
Allegro MicroSystems, Inc.	(7,373)	(232,176)
Bio-Rad Laboratories, Inc. - Class A	(395)	(128,723)
Bloom Energy Corp. - Class A	(10,584)	(92,822)
Cognex Corp.	(7,175)	(283,054)
Enphase Energy, Inc.	(1,217)	(154,571)
GLOBALFOUNDRIES, Inc.	(4,553)	(248,912)
Intel Corp.	(8,296)	(357,143)
Masimo Corp.	(1,216)	(156,305)
Microchip Technology, Inc.	(3,684)	(309,972)
Revvity, Inc.	(2,273)	(249,098)
SiTime Corp.	(2,438)	(225,515)
Texas Instruments, Inc.	(2,142)	(358,421)
TransMedics Group, Inc.	(996)	(81,273)
Viasat, Inc.	(15,429)	(301,945)
Wolfspeed, Inc.	(12,588)	(327,540)
Zebra Technologies Corp. - Class A	(996)	(278,362)
		(3,785,832)

Construction of Buildings - (0.1)%
Green Brick Partners, Inc.	(508)	(29,718)

Credit Intermediation and Related Activities - (2.5)%
American Express Co.	(709)	(155,569)
Associated Banc-Corp.	(4,273)	(89,049)
Banc of California, Inc.	(6,309)	(92,301)
Cadence Bank	(4,076)	(112,824)
Citigroup, Inc.	(1,454)	(80,682)
Columbia Banking System, Inc.	(6,384)	(115,550)
Eastern Bankshares, Inc.	(7,190)	(92,895)
First Citizens BancShares, Inc./NC - Class A	(99)	(155,807)
Flywire Corp.	(5,478)	(155,520)
Pacific Premier Bancorp, Inc.	(3,070)	(70,180)
PennyMac Financial Services, Inc.	(1,570)	(133,340)
Seacoast Banking Corp. of Florida	(3,487)	(84,176)
Western Alliance Bancorp	(1,026)	(59,231)
		(1,397,124)

Data Processing, Hosting & Related Services - (0.2)%
Alight, Inc. - Class A	(9,501)	(85,604)

Electrical Equipment, Appliance, and Component Manufacturing - (0.3)%
Regal Rexnord Corp.	(977)	(167,546)

Fabricated Metal Product Manufacturing - (0.7)%
Axon Enterprise, Inc.	(342)	(105,121)
Chart Industries, Inc.	(1,033)	(147,574)
Zurn Elkay Water Solutions Corp.	(2,717)	(86,265)
		(338,960)

Food Manufacturing - (0.6)%
Archer-Daniels-Midland Co.	(849)	(45,090)
Darling Ingredients, Inc.	(3,370)	(142,585)
Krispy Kreme, Inc.	(8,802)	(113,898)
		(301,573)

Furniture, Home Furnishings, Electronics, and Appliance Retailers - (0.7)%
Floor & Decor Holdings, Inc. - Class A	(1,328)	(160,847)
RH	(802)	(220,069)
		(380,916)

General Merchandise Stores - (1.0)%
Dollar General Corp.	(1,381)	(200,673)
Dollar Tree, Inc.	(1,334)	(195,671)
Five Below, Inc.	(953)	(191,248)
		(587,592)

Heavy and Civil Engineering Construction - (0.3)%
MasTec, Inc.	(1,628)	(122,849)
St Joe Co.	(860)	(46,328)
		(169,177)

Insurance Carriers and Related Activities - (1.1)%
agilon health, Inc.	(12,852)	(78,783)
American International Group, Inc.	(690)	(50,294)
Arthur J Gallagher & Co.	(435)	(106,110)
Brighthouse Financial, Inc.	(1,527)	(71,082)
Kemper Corp.	(1,714)	(98,264)
Lincoln National Corp.	(3,602)	(99,199)
RenaissanceRe Holdings Ltd.	(304)	(68,345)
Ryan Specialty Holdings, Inc.	(985)	(51,594)
		(623,671)

Leather and Allied Product Manufacturing - (0.1)%
Columbia Sportswear Co.	(588)	(48,622)

Machinery Manufacturing - (1.3)%
Coherent Corp.	(4,392)	(261,236)
Hayward Holdings, Inc.	(7,082)	(104,743)
Mettler-Toledo International, Inc.	(186)	(231,983)
Xylem, Inc./NY	(715)	(90,841)
		(688,803)

Management of Companies and Enterprises - (0.6)%
Noble Corp. PLC	(2,018)	(84,372)
Rivian Automotive, Inc. - Class A	(9,677)	(109,544)
White Mountains Insurance Group Ltd.	(48)	(84,741)
		(278,657)

Mining (except Oil and Gas) - (0.4)%
CNX Resources Corp.	(5,972)	(125,113)
Royal Gold, Inc.	(496)	(50,904)
Uranium Energy Corp.	(10,596)	(68,662)
		(244,679)

Miscellaneous Manufacturing - (1.6)%
Hasbro, Inc.	(1,223)	(61,505)
ICU Medical, Inc.	(1,675)	(182,960)
Inspire Medical Systems, Inc.	(938)	(167,939)
Neogen Corp.	(11,124)	(191,222)
PROCEPT BioRobotics Corp.	(1,527)	(73,815)
Shockwave Medical, Inc.	(964)	(251,479)
Topgolf Callaway Brands Corp.	(4,723)	(67,255)
		(996,175)

Motion Picture and Sound Recording Industries - (0.3)%
Take-Two Interactive Software, Inc.	(1,100)	(161,623)

Motor Vehicle and Parts Dealers - (1.3)%
Advance Auto Parts, Inc.	(3,081)	(208,091)
AutoZone, Inc.	(66)	(198,397)
Group 1 Automotive, Inc.	(413)	(111,778)
Lithia Motors, Inc.	(493)	(147,437)
		(665,703)

Nonmetallic Mineral Product Manufacturing - (0.7)%
Corning, Inc.	(10,461)	(337,263)
Stepan Co.	(766)	(68,327)
		(405,590)

Oil and Gas Extraction - (1.2)%
Antero Resources Corp.	(3,751)	(96,401)
Dominion Energy, Inc.	(4,016)	(192,085)
EQT Corp.	(7,989)	(296,791)
Northern Oil and Gas, Inc.	(3,165)	(113,085)
		(698,362)

Other Information Services - (0.4)%
VeriSign, Inc.	(1,157)	(225,951)

Personal and Laundry Services - (0.4)%
IAC, Inc.	(3,641)	(206,809)

Plastics and Rubber Products Manufacturing - (0.1)%
Newell Brands, Inc.	(9,720)	(72,900)

Primary Metal Manufacturing - (0.1)%
Alcoa Corp.	(2,838)	(77,222)

Printing and Related Support Activities - (0.2)%
Permian Resources Corp.	(6,069)	(94,434)

Professional, Scientific, and Technical Services - (3.7)%
Asana, Inc. - Class A	(10,576)	(208,347)
Aspen Technology, Inc.	(2,266)	(439,355)
Charles River Laboratories International, Inc.	(806)	(204,877)
Concentrix Corp.	(607)	(43,977)
DoubleVerify Holdings, Inc.	(3,350)	(103,482)
HashiCorp, Inc. - Class A	(5,009)	(130,585)
Integral Ad Science Holding Corp.	(10,178)	(105,444)
REVOLUTION Medicines, Inc.	(3,189)	(94,012)
Riot Platforms, Inc.	(12,202)	(172,292)
Trade Desk, Inc. - Class A	(1,201)	(102,601)
Ubiquiti, Inc.	(1,902)	(222,876)
Unity Software, Inc.	(6,787)	(198,995)
		(2,026,843)

Publishing Industries - (2.7)%
BILL Holdings, Inc.	(2,752)	(174,284)
Braze, Inc. - Class A	(3,697)	(210,359)
Confluent, Inc. - Class A	(7,217)	(244,440)
Gitlab, Inc. - Class A	(2,331)	(168,112)
HubSpot, Inc.	(287)	(177,598)
Paycor HCM, Inc.	(3,071)	(64,860)
PTC, Inc.	(1,205)	(220,527)
ZoomInfo Technologies, Inc.	(17,975)	(301,261)
		(1,561,441)

Real Estate - (0.3)%
Marriott Vacations Worldwide Corp.	(798)	(74,366)
MP Materials Corp.	(5,524)	(84,020)
		(158,386)

Rental and Leasing Services - (0.6)%
Air Lease Corp.	(2,497)	(100,130)
Avis Budget Group, Inc.	(1,219)	(131,701)
Hertz Global Holdings, Inc.	(14,862)	(116,667)
		(348,498)

Repair and Maintenance - (0.3)%
Driven Brands Holdings, Inc.	(6,383)	(88,021)
Mister Car Wash, Inc.	(6,379)	(52,882)
		(140,903)

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - (2.8)%
Apollo Global Management, Inc.	(1,250)	(139,750)
Blackstone, Inc.	(1,170)	(149,549)
Carlyle Group, Inc.	(3,349)	(153,552)
Goldman Sachs Group, Inc.	(1,156)	(449,742)
Interactive Brokers Group, Inc. - Class A	(1,328)	(144,380)
IonQ, Inc.	(21,254)	(220,191)
Jefferies Financial Group, Inc.	(3,635)	(152,016)
Joby Aviation, Inc.	(9,542)	(53,626)
nVent Electric PLC	(1,210)	(81,457)
		(1,544,263)

Specialty Trade Contractors - (0.2)%
Sunrun, Inc.	(7,372)	(88,759)

Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - (0.2)%
Tractor Supply Co.	(500)	(127,160)

Support Activities for Mining - (0.3)%
Civitas Resources, Inc.	(1,447)	(99,380)
Ovintiv, Inc.	(1,421)	(70,212)
		(169,592)

Support Activities for Transportation - (0.4)%
FTAI Aviation Ltd.	(1,588)	(89,389)
GATX Corp.	(710)	(90,056)
		(179,445)

Telecommunications - (0.3)%
Frontier Communications Parent, Inc.	(8,107)	(191,974)

Transportation Equipment Manufacturing - (1.0)%
Boeing Co.	(905)	(184,367)
Fox Factory Holding Corp.	(2,129)	(107,706)
Shoals Technologies Group, Inc. - Class A	(5,884)	(75,492)
Spirit AeroSystems Holdings, Inc. - Class A	(3,867)	(110,596)
Tesla, Inc.	(626)	(126,377)
		(604,538)

Utilities - (0.8)%
Atmos Energy Corp.	(1,179)	(133,121)
DTE Energy Co.	(1,209)	(130,995)
First Solar, Inc.	(648)	(99,721)
New Jersey Resources Corp.	(2,012)	(83,719)
Ormat Technologies, Inc.	(637)	(41,501)
		(489,057)

Waste Management and Remediation Services - (0.1)%
Casella Waste Systems, Inc. - Class A	(622)	(56,042)

Wood Product Manufacturing - (0.1)%
Louisiana-Pacific Corp.	(862)	(63,762)
TOTAL COMMON STOCKS (Proceeds $26,270,955)		(25,968,460)

REAL ESTATE INVESTMENT TRUSTS - (1.4)%	Shares	Value
Real Estate - (1.4)%
AGNC Investment Corp.	(13,896)	(132,846)
Agree Realty Corp.	(2,228)	(122,429)
Extra Space Storage, Inc.	(441)	(62,168)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	(2,973)	(74,830)
Healthcare Realty Trust, Inc.	(5,940)	(81,853)
Independence Realty Trust, Inc.	(8,040)	(117,706)
PotlatchDeltic Corp.	(1,682)	(76,043)
Realty Income Corp.	(1,444)	(75,247)
Sun Communities, Inc.	(292)	(39,058)
Ventas, Inc.	(1,288)	(54,469)
VICI Properties, Inc.	(2,029)	(60,728)
		(897,377)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $934,201)		(897,377)

EXCHANGE TRADED FUNDS - (0.6)%	Shares	Value
Invesco QQQ Trust Series 1	(817)	(358,663)
iShares Core S&P 500 ETF	(3)	(1,531)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $355,569)		(360,194)

TOTAL SECURITIES SOLD SHORT - (48.6)% (Proceeds $27,560,725)		(27,226,031)

Percentages are stated as a percent of net assets.
PLC - Public Limited Company

Investment Valuation

Each equity security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the counter markets as published by a pricing service.

If market quotations are not readily available, any security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser's fair value procedures, subject to oversight by the Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Adviser will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application of such procedures.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund's NAV in advance of the time the NAV is calculated.

Redeemable securities issued by open-end, registered investment companies, including money market mutual funds, are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. Money market mutual funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

The Trust has adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures,” which requires the Fund to classify its securities based on a valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of February 29, 2024:

Convergence Long/Short Equity ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	62,710,352	–	–	62,710,352
Real Estate Investment Trusts	1,704,179	–	–	1,704,179
Money Market Funds	399,378	–	–	399,378
Total Assets	64,813,909	–	–	64,813,909

Liabilities:
Common Stocks	(25,968,460)	–	–	(25,968,460)
Real Estate Investment Trusts	(897,377)	–	–	(897,377)
Exchange Traded Funds	(360,194)	–	–	(360,194)
Total Liabilities	(27,226,031)	–	–	(27,226,031)

Refer to the Schedule of Investments for industry classifications.